PROPERTY AND EQUIPMENT, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
3. PROPERTY AND EQUIPMENT, NET

	September 30, 2015	December 31, 2014

Cost
Furniture, fixtures and equipment	$61,414	$54,429
Leasehold improvements	140,970	139,686
Computer trading and clearing system	1,624,441	1,125,316
Sub-total	1,826,825	1,319,431
Less: accumulated depreciation	(522,805)	(281,673)
Property and equipment, net	$1,304,020	$1,037,758

Depreciation expense was $84,076 and $240,921 for the three and nine months ended September 30, 2015, respectively, and $48,340 and $134,901 for the three and nine months ended September 30, 2014, respectively.

3. PROPERTY AND EQUIPMENT, NET

	December 31, 2014	December 31, 2013

Cost
Furniture, fixtures and equipment	$54,429	$71,691
Leasehold improvements	139,686	139,672
Computer trading and clearing system	1,125,316	629,435
Sub-total	1,319,431	840,798
Less: accumulated depreciation	(281,673)	(63,878)
Property and equipment, net	$1,037,758	$776,920

Depreciation expenses were $216,479 and $63,878 for the years ended December 31, 2014 and 2013, respectively.